UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007
Check here if Amendment: [  ]; Amendment Number: ____________
         This Amendment (Check only one):   [  ]    is a restatement.
                                            [  ]    adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:      Peconic Partners LLC
Address:   P.O. Box 3002
           506 Montauk Highway
           East Quogue, NY  11942

Form 13F File Number: 28-6618

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Joseph W. Sullivan
Title:     Chief Compliance Officer
Phone:     (212) 904-0444

Signature, Place, and Date of Signing:

/s/ Joseph W. Sullivan             New York, NY              May 15, 2007
----------------------            -------------            ----------------
[Signature]                       [City, State]                 [Date]



Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manger(s).)

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                                                   FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADA-ES Inc                     common           005208103      258    18746 SH       SOLE                    18746
AK Steel Holdings Corp.        common           001547108     3429   146600 SH       SOLE                   146600
Adobe Systems, Inc.            common           00724F101    23264   557900 SH       SOLE                   557900
Alliance Fiber Optic Products  common           018680108       95    50000 SH       SOLE                    50000
Alliance Resource Partners     common           01877R108      576    15200 SH       SOLE                    15200
American Electric Power Co., I common           025537101      487    10000 SH       SOLE                    10000
American International Group,  common           026874107      854    12700 SH       SOLE                    12700
American Tower Corp. (Class A) common           029912201     1593    40900 SH       SOLE                    40900
Apple Computer, Inc.           common           037833100    18062   194400 SH       SOLE                   194400
Arch Coal                      common           039380100     1534    50000 SH       SOLE                    50000
Archer-Daniels-Midland Company common           039483102     6422   175000 SH       SOLE                   175000
BPZ Energy, Inc.               common           055639108     3534   589067 SH       SOLE                   589067
Bally Technologies Inc         common           01859P609      413    17500 SH       SOLE                    17500
Best Buy Co. Inc.              common           086516101    13398   275000 SH       SOLE                   275000
Broadcom Corp.                 common           111320107     3207   100000 SH       SOLE                   100000
Bucyrus International Inc-A    common           118759109     1545    30000 SH       SOLE                    30000
Burlington Northern Santa Fe   common           12189T104      402     5000 SH       SOLE                     5000
CF Industries, Inc             common           125269100     3855   100000 SH       SOLE                   100000
Capital Energy Resources       common           14057u304      184    30600 SH       SOLE                    30600
China Enterprises Ltd.         common           G2109M100      781   446375 SH       SOLE                   446375
Cia Vale Do Rio Doce - ADR     common           204412209    20344   550000 SH       SOLE                   550000
Cisco Systems Inc.             common           17275R102     6051   237000 SH       SOLE                   237000
Copa Holdings SA               common           p31076105      257     5000 SH       SOLE                     5000
Crown Castle International Cor common           228227104    29560   920000 SH       SOLE                   920000
Deere & Co.                    common           244199105    38448   353900 SH       SOLE                   353900
Devon Energy Corp.             common           25179M103    25667   370800 SH       SOLE                   370800
Entergy Corp.                  common           29364G103     1060    10100 SH       SOLE                    10100
Finisar                        common           31787a101    17247  4927600 SH       SOLE                  4927600
FirstEnergy Corp.              common           337932107      662    10000 SH       SOLE                    10000
Freeport-McMoRan Copper & Gold common           35671D857    17209   260000 SH       SOLE                   260000
Gilead Sciences Inc.           common           375558103    26521   346000 SH       SOLE                   346000
Google Inc.                    common           38259P508     9113    19890 SH       SOLE                    19890
Granite City Food & Brewery    common           38724q107       62    10000 SH       SOLE                    10000
Hologic Inc                    common           436440101     6237   108200 SH       SOLE                   108200
Intermec Inc.                  common           458786100      447    20000 SH       SOLE                    20000
International Game Technology  common           459902102    21785   539500 SH       SOLE                   539500
International Rectifier Corp   common           460254105     8597   225000 SH       SOLE                   225000
Intersil Holding Corp Cl A     common           46069S109     5298   200000 SH       SOLE                   200000

                                              FORM 13F INFORMATION TABLE - CONTINUED
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
JP Morgan Chase & Co           common           46625H100      871    18000 SH       SOLE                    18000
Jetblue Airways Corp           common           477143101    29897  2597500 SH       SOLE                  2597500
Joy Global Inc                 common           481165108     8169   190415 SH       SOLE                   190415
K-Sea Transportation Partner   common           48268Y101      281     7000 SH       SOLE                     7000
Kinross Gold Corp              common           496902404     6474   469500 SH       SOLE                   469500
Kodiak Oil & Gas               common           50015q100      104    20000 SH       SOLE                    20000
Kyphon Inc.                    common           501577100     6780   150200 SH       SOLE                   150200
Level 3 Communictions Com      common           52729N100      335    55000 SH       SOLE                    55000
Linear Technology Corp.        common           535678106     3159   100000 SH       SOLE                   100000
Matritech, Inc.                common           576818108       25    50000 SH       SOLE                    50000
Maxim Integrated Products Inc. common           57772K101     6615   225000 SH       SOLE                   225000
McDermott International, Inc.  common           580037109    28937   590800 SH       SOLE                   590800
Mirant Corp New Com            common           60467R100      838    20718 SH       SOLE                    20718
Monsanto Co.                   common           61166W101     5128    93300 SH       SOLE                    93300
Morgan Stanley                 common           617446448      654     8300 SH       SOLE                     8300
Mosaic Company                 common           61945A107    56255  2110100 SH       SOLE                  2110100
Motech Industries              common           6609445        139    10000 SH       SOLE                    10000
Myriad Genetics Inc.           common           62855J104      861    25000 SH       SOLE                    25000
NTELOS Holdings                common           67020q107      384    20000 SH       SOLE                    20000
National Oilwell Varco Inc.    common           637071101     3119    40100 SH       SOLE                    40100
Nuance Communications, Inc.    common           67020Y100      230    15000 SH       SOLE                    15000
Nucor Corp.                    common           670346105    42250   648700 SH       SOLE                   648700
Peabody Energy Corp            common           704549104     4031   100175 SH       SOLE                   100175
Pinnacle Entertainment Inc.    common           723456109      291    10000 SH       SOLE                    10000
Polo Ralph Lauren Corp.        common           731572103    14421   163600 SH       SOLE                   163600
Potash Corp Of Saskatchewan    common           73755L107    52897   330750 SH       SOLE                   330750
Public Service Enterprise      common           744573106      830    10000 SH       SOLE                    10000
Reliant Resources Inc          common           75952B105      406    20000 SH       SOLE                    20000
Rentech, Inc.                  common           760112102      141    45000 SH       SOLE                    45000
Research In Motion             common           760975102    16938   124100 SH       SOLE                   124100
Rogers Communications          common           775109200    24960   761900 SH       SOLE                   761900
SBA Communications Corp        common           78388j106    46317  1567400 SH       SOLE                  1567400
Sasol Ltd Sponsored Adr        common           803866300      661    20000 SH       SOLE                    20000
Semtech Corp                   common           816850101     4724   350450 SH       SOLE                   350450
Shire Pharmaceuticals Gr-ADR   common           82481R106    11383   183900 SH       SOLE                   183900
Smith Micro Software           common           832154108      512    27500 SH       SOLE                    27500
Sunoco Inc.                    common           86764P109    15476   219700 SH       SOLE                   219700
Tempur-Pedic International     common           88023U101     5694   219100 SH       SOLE                   219100
Tesco Corp.                    common           88157k101     9500   357800 SH       SOLE                   357800
Texas Instruments Inc.         common           882508104    10535   350000 SH       SOLE                   350000
Tibco Software Inc.            common           88632Q103    19850  2329830 SH       SOLE                  2329830

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                                              FORM 13F INFORMATION TABLE - CONTINUED
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Time Warner Inc.               common           887317105      400    20300 SH       SOLE                    20300
UAL Corp.                      common           902549807    26017   681600 SH       SOLE                   681600
WMS Industries Inc.            common           929297109     4042   103000 SH       SOLE                   103000
WellPoint Inc.                 common           94973V107     4517    55700 SH       SOLE                    55700
Yamana Gold                    common           98462y100    23780  1656000 SH       SOLE                  1656000
Valero Energy Apr 07 50 Call   calls            91913y9dj     3154     2103 SH  call SOLE                     2103
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